Impairment of intangible assets and property, plant and equipment - Summary of Net Impairment Losses of Other Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of intangible assets	€ 896	€ (454)	€ 192
ELOCTATE
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal amount		2,154
Marketed products | ELOCTATE
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal amount		1,554
Research and development projects and technology platforms | ELOCTATE
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal amount		600
Other intangible assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)	932	(454)	192
Other intangible assets | ELOCTATE
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of intangible assets				€ 2,800
Other intangible assets | SAR444245
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)		1,586
Other intangible assets | NK Cell and ProXTen technology platforms
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)	833
Other intangible assets | Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)	0	(1,561)	42
Other intangible assets | Research and development projects and technology platforms
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)	896	1,107	150
Other intangible assets | Others
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)	36	0	0
Biopharma | Other intangible assets | Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)	0	(1,526)	1
Consumer Healthcare | Other intangible assets | Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)	€ 0	€ (35)	€ 41